Shareholders' Equity - Weibo RSUs (Details) - Service-based restricted share units - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares Granted
Outstanding at the beginning of the year (in shares)	2,145	1,700	2,405
Awarded (in shares)	999	1,383	365
Vested (in shares)	(900)	(874)	(905)
Cancelled/forfeited (in shares)	(145)	(64)	(165)
Outstanding at the end of the year (in shares)	2,099	2,145	1,700
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 69.76	$ 51.92	$ 45.47
Awarded (in dollars per share)	46.61	77.67	75.05
Vested (in dollars per share)	63.56	48.44	45.45
Cancelled/forfeited (in dollars per share)	72.33	57.78	44.57
Outstanding at the end of the year (in dollars per share)	$ 61.23	$ 69.76	$ 51.92
Unrecognized compensation cost	$ 106.3	$ 118.2
Expected weighted-average recognition period for unrecognized compensation cost	2 years 10 months 24 days	3 years
Total fair value vested	$ 41.6	$ 69.7	$ 92.2
Weibo
Shares Granted
Outstanding at the beginning of the year (in shares)	2,756	3,267	5,458
Awarded (in shares)	2,313	1,406	581
Vested (in shares)	(1,374)	(1,757)	(2,406)
Cancelled/forfeited (in shares)	(183)	(160)	(366)
Outstanding at the end of the year (in shares)	3,512	2,756	3,267
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 48.62	$ 25.45	$ 17.23
Awarded (in dollars per share)	45.49	68.18	62.87
Vested (in dollars per share)	37.60	21.59	17.01
Cancelled/forfeited (in dollars per share)	48.48	44.00	17.72
Outstanding at the end of the year (in dollars per share)	$ 50.89	$ 48.62	$ 25.45
Unrecognized compensation cost	$ 150.7
Expected weighted-average recognition period for unrecognized compensation cost	3 years 2 months 12 days
Total fair value vested	$ 51.7	$ 37.9	$ 40.9